Property, Plant and Equipment, Net (Tables)	6 Months Ended
Apr. 30, 2025
Property & Equipment [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net comprised of the following:
	April 30,	October 31,
	2025	2024
At Cost:
Furniture and fixtures	23,765	-
	23,765	-

Less: Accumulated depreciation	424	-
Total, net	23,341	-